Statement Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement Of Operations [Abstract]
Revenue	$ 2,211,091	$ 2,819,243
Cost of goods sold	1,685,682	1,974,043
Gross profit	525,409	845,200
Costs and expenses:
Research and development	462,402	575,960
Selling, general and administrative	5,391,201	5,432,703
Total costs and expenses	5,853,603	6,008,663
Loss from operations	(5,328,194)	(5,163,463)
Interest income	513	6,070
Interest expense	(70,342)	(10,616)
Net loss	$ (5,398,023)	$ (5,168,009)
Net loss per common share-basic and diluted	$ (0.05)	$ (0.07)
Weighted average common shares outstanding-basic and diluted	98,539,617	72,457,014